Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued project costs and royalties	SFr 2,268	SFr 2,057
Accrued payroll, bonuses and restructuring 2025	5,330	5,068
Other	456	584
Accrued expenses	SFr 8,055	SFr 7,709